Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Revenue	2021	2020
Splash Beverage Group	825,742	112,003
E-Commerce	1,313,182	-
Medical Devices - Discontinued	278,777	-

Total Revenues	2,417,701	112,003

Total assets	2021	2020
Splash Beverage Group	10,605,847	8,403,670
E-Commerce	746,198	505,646
Medical Devices - Discontinued	357,893	316,572

Total Assets	11,709,940	9,225,888

Note: The Copa di Vino business is included in our Splash Beverage Group segment.

Revenue	2020	2019
Splash Beverage Group	404,128	20,387
E-Commerce	1,896,599	-
Medical Devices (Discontinued)	675,213	-

Total Revenues	2,975,940	20,387

Total assets	2020	2019
Splash Beverage Group	8,403,670	446,288
B2C Business	505,646	159,026
Medical Devices (Discontinued)	316,572	-

Total Assets	9,225,888	605,314